ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 6, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549
Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (S000059138)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 1, 2017, and filed electronically as Post-Effective Amendment No. 250 to the Trust’s Registration Statement on Form N‑1A on September 29, 2017.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary